Item G.1.b.ii Disclosure:

The Fund offers two separate classes of Shares designated as Class A Shares and Class I Shares to certain eligible individual and institutional investors. The Board of Trustees may accept initial and additional purchases of Shares as of the first day of each month. The Board of Trustees has authorized the Adviser to offer Shares more or less frequently. All purchases are subject to the receipt of cleared funds prior to the applicable purchase date in the full amount of the purchase, although the Adviser may accept, in its sole discretion, a purchase prior to receipt of cleared funds. The Shareholder must also submit a completed investor application document in good order before the applicable purchase date. The Fund reserves the right to reject any purchase of Shares and may, in its sole discretion, suspend sales of Shares at any time.

The minimum initial investment is $25,000. The minimum subsequent investment is $1,000. In certain instances, the Fund may, as determined by the Board of Trustees, waive the minimum initial investment amount or subsequent minimum investment amounts. When determining whether to waive the minimum investment amount the Board of Trustees will consider the following factors, including, but not limited to the Shareholder’s overall relationship with the Adviser or Selling Agent, the Shareholder’s accounts with the Selling Agent and such other matters as the Board may consider relevant at the time. Accordingly, the Board may also consider the aggregate value of the accounts of clients of the Selling Agent, whose clients invest in the Fund for purposes of determining satisfaction of minimum investment amounts.

Except as otherwise permitted by the Board of Trustees, initial and any additional purchases of Shares by any Shareholder are payable in cash, and all purchases must be transmitted by the time and in the manner that is specified in the investor application documents of the Fund. Initial and any additional purchases of Shares are payable in one installment. Although the Fund may accept in-kind purchases with securities in the sole discretion of the Board of Trustees, the Fund has no present intention of accepting purchases with securities. If the Fund were to accept an in-kind purchase, the securities would be valued in the same manner as the Fund values its other assets. (See “Net Asset Valuation”)

Each Shareholder must also represent and warrant in an investor application, among other things, that the Shareholder is purchasing Shares for its own account, and not with a view to the distribution, assignment, transfer or other disposition of the Shares.

Shareholders may qualify for sales load reductions and waivers on Class A Shares. Class A Shares may only be purchased through Merrill Lynch Pierce, Fenner & Smith Incorporated or its affiliates and the specific amount of the sales load for Class A Shares will be determined in accordance with the chart as follows:

Investment Size	As a % of the Offering Price*	As a % of the Investment**
$25,000 - $99,999	1.00%	1.00%
$100,000 - $249,999	0.75%	0.75%
$250,000 - $999,999	0.50%	0.50%
$1,000,000 and over	0%	0%

* The sales load will be computed as a percentage of the public offering price and will not be part of a Shareholder’s investment in the Fund.

** The sales load will not constitute an investment made by the Shareholder in the Fund.

Any sales load will not be part of a Shareholder’s investment in the Fund, and the sales load will neither constitute an investment made by the Shareholder in the Fund nor form part of the assets of the Fund. The sales load is subject to the applicable limitations imposed by the rules and regulations of FINRA. Sales of Class I Shares are not subject to a sales load.

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to redeem those Shares. There is no public market for Shares, and none is expected to develop. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

The Fund will from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board of Trustees, in its sole discretion. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board of Trustees will consider the recommendation of the Adviser. The Adviser expects that generally it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders four times each year, effective as of the last day of each calendar quarter. The Board of Trustees will also consider the following factors, among others, in making this determination:

•	whether any Shareholders have requested that the Fund repurchase their Shares;

•	the liquidity of the Fund’s assets;

•	the investment plans and working capital requirements of the Fund;

•	the relative economies of scale with respect to the size of the Fund;

•	the history of the Fund in repurchasing Shares; and

•	the economic condition of the securities markets.

The Fund will repurchase Shares from Shareholders pursuant to written tenders on terms and conditions that the Board of Trustees determines to be fair to the Fund and to all Shareholders or persons holding Shares acquired from Shareholders, or to one or more classes of Shareholders, as applicable. When the Board of Trustees determines that the Fund shall repurchase Shares, notice will be provided to Shareholders describing the terms thereof, containing information Shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders who are deciding whether to tender their Shares during the period that a repurchase offer is open may ascertain the net asset value of their Shares by contacting the Adviser during the period.

Repurchases of Shares from Shareholders by the Fund may be made, in the discretion of the Fund, and may be paid in cash or by the distribution of securities in-kind or partly in cash and partly in-kind. However, the Fund does not expect to distribute securities in-kind except in the unlikely event that making a cash payment would result in a material adverse effect on the Fund or on Shareholders not tendering Shares for repurchase. Repurchases will be effective after receipt and acceptance by the Fund of all eligible written tenders of Shares from Shareholders. Any in-kind distribution of securities will consist of marketable securities traded on an established securities exchange (valued in accordance with the Declaration of Trust), which will be distributed to all tendering Shareholders on a pari passu basis. The Fund does not impose any charges in connection with repurchases of Shares or portion of Shares.

The Fund’s assets will be reduced by the amount of the tendered Shares that are purchased by the Fund. Thus, income relative to assets may be affected by the repurchase. The purchase of Shares pursuant to the offer to repurchase will have the effect of increasing the proportionate interest in the Fund of Shareholders who do not tender Shares. Shareholders who retain their Shares may be subject to increased risks due to the reduction in the Fund’s aggregate assets resulting from payment for the Shares tendered. These risks include the potential for greater volatility due to decreased diversification. However, this result is unlikely given the nature of the Fund’s investment program. A reduction in the aggregate assets of the Fund may result in Shareholders who do not tender Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. These effects may be reduced or eliminated to the extent that new and existing Shareholders make additional purchases of Shares from time to time, although there can be no assurance that such additional purchases will occur. Unforeseen and extreme volatility in the Fund’s portfolio also could adversely affect the value of remaining Shareholders’ Shares due to estimated valuations that are subject to adjustments, although the Fund’s policy is designed to minimize such potential. Payment for Shares purchased pursuant to an offer to repurchase may also require the Fund to liquidate portfolio holdings earlier than the Adviser would otherwise have caused these holdings to be liquidated, potentially resulting in losses or increased investment related expenses. To any extent the Fund incurs short-term debt to finance a repurchase of shares, which is expected, the Fund will bear any interest costs until such funds are repaid. At times the Fund may need to borrow substantially in order to meet Shareholders’ repurchase requests, possibly leaving the rest of the Fund levered and may result in significant costs to the Fund.

The Fund is authorized to borrow. The Fund may borrow money for certain purposes, such as making payments to Investment Funds in accordance with the Fund’s investment commitments, repurchasing Shares and paying fees and expenses of the Fund, subject to any limitations imposed by applicable law.

Although the Fund does not anticipate borrowing at such levels, in all cases the Fund will maintain continuous asset coverage for borrowings of 300% in compliance with the requirements of the 1940 Act.

Due to liquidity restraints associated with the Fund’s investments in Investment Funds and the fact that the Fund may have to effect withdrawals from those Investment Funds to pay for Shares being repurchased, the Fund presently expects to employ the following repurchase procedures:

1.

A Shareholder choosing to tender Shares for repurchase must do so by the date specified in the notice describing the terms of the offer (the “Expiration Date”) which generally will be approximately 65 days before the date as of which Shares are to be repurchased. The Shares (tendered and accepted) will be valued as of the date on which Shares are to be repurchased (the “Valuation Date”), which is expected to be the last day of each calendar quarter;

2.

Promptly after the Expiration Date, each Shareholder whose Shares have been accepted for repurchase by the Fund will receive a promissory note from the Fund (to be held by the Administrator and Transfer Agent on behalf of such Shareholder) (the “Promissory Note”) entitling the Shareholder to be paid an amount equal to the value, determined as of the Valuation Date, of the repurchased Shares. There typically will be a “hold-back” applicable to each Shareholder tendering 90% or more of their Shares for repurchase. The determination of the value of Shares as of the Valuation Date will use estimates and is subject to adjustment (based upon the results of the final determination of value and the next annual audit of the Fund’s financial statements).

The Promissory Note, which will be non-interest bearing and non-transferable, is expected to contain terms providing for payment at two separate times.

The first payment (the “Initial Payment”) will be in an amount equal to at least 90% of the estimated value of the repurchased Shares, determined as of the Valuation Date. The Fund will make commercially reasonable efforts to make some or all of the Initial Payment on the Valuation Date, but anticipates making the entire Initial Payment no later than the later of (a) within 35 days after the Valuation Date, or (b) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of interests, within 10 business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds.

The second and final payment (the “Contingent Payment”) in respect of any applicable holdback is expected to be in an amount equal to the excess, if any, of (a) the net asset value of the Shares tendered and purchased as of the Valuation Date (as may or may not be adjusted based upon subsequent revisions to the net asset values of the Investment Funds) over (b) the Initial Payment, which is generally paid within 120 days after the Valuation Date. In respect of Shareholders having tendered less than 90% of their Shares, within 120 days after the Valuation Date, each Shareholder’s remaining interest in the Fund may be adjusted to equal the value of their remaining interest as of the Valuation Date, to any extent necessary.

Although the amounts required to be paid by the Fund under the Promissory Note will generally be paid in cash, the Fund may under certain limited circumstances noted above, pay all or a portion of the amounts due by the in-kind distribution of marketable securities.

Under these procedures, Shareholders will have to decide whether to tender their Shares for repurchase without the benefit of having current information regarding the value of Shares as of a date proximate to the Valuation Date. In addition, there will be a substantial period of time between the date as of which Shareholders must tender Shares and the date they can expect to receive payment for their Shares from the Fund. However, promptly after the expiration of a repurchase offer, Shareholders whose Shares are accepted for repurchase by the Fund will be given the above-described non-interest bearing, non-transferable promissory notes by the Fund representing the Fund’s obligation to pay for repurchased Shares. Payments for repurchased Shares may be delayed under circumstances where the Fund has determined to redeem its interests in Investment Funds to make such payments, but has experienced delays in receiving payments from the Investment Funds.

Repurchases of Shares by the Fund are subject to certain regulatory requirements imposed by SEC rules. The Fund believes that the repurchase procedures described above comply with these requirements. However, if modification of the Fund’s repurchase procedures is deemed necessary to comply with regulatory requirements, the Board of Trustees will adopt revised procedures designed to provide Shareholders substantially the same liquidity for Shares as would be available under the procedures described above.

Upon its acceptance of tendered Shares for repurchase, the Fund will maintain daily on its books: (i) cash, including any cash from borrowing; (ii) liquid securities; or (iii) interests in Investment Funds that the Fund has requested be withdrawn (or any combination of the foregoing), in an amount equal to the aggregate estimated unpaid dollar amount of the Promissory Notes issued to Shareholders tendering Shares. Neither the Initial Payment nor the Contingent Payment is insured or guaranteed by any bank or the Federal Deposit Insurance Corporation, Federal Reserve Board, Office of the Comptroller of the Currency or any other government agency.

If a repurchase offer is oversubscribed by Shareholders who tender their Shares for repurchase (in other words, if the amount of Shares tendered exceeds the amount that the Fund has offered to repurchase), the Fund will repurchase only a pro rata portion of the Shares tendered, unless the offer to repurchase Shares in the Fund is increased and extended. In addition, a Shareholder who tenders for repurchase only a portion of such Shareholder’s Shares will be required to continue to own Shares having a net asset value not less than $10,000, or such lesser amount as may be established by the Board of Trustees. In the event that a Shareholder’s investment falls below the required minimum due to the repurchase by the Fund of Shares on a pro rata basis, the Fund shall waive the required minimum amount. Additionally, the Fund will only repurchase securities in accordance with Rule 13e-4 of the Exchange Act. Mandatory redemptions will not discriminate unfairly against any Shareholder and, in the event that less than all of the Shares are redeemed, the redemptions will occur on a pro-rata basis, or in such other manner as it will not discriminate unfairly against any Shareholder.

The Fund may repurchase, by means of redemption, Shares of a Shareholder or any person acquiring Shares from or through a Shareholder in the event that:

•

the Shares have been transferred or the Shares have been vested in any person by operation of law as the result of the death, divorce, disability, dissolution, bankruptcy or incompetency of a Shareholder;

•

ownership of the Shares by a Shareholder or other person is likely to cause the Fund to be in violation of, or require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction, or may subject the Fund or any Shareholder to an undue risk of adverse tax risk or other fiscal or regulatory consequences;

•	continued ownership of the Shares may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees or the Adviser;

•	any of the representations and warranties made by a Shareholder in connection with the acquisition of Shares was not true when made or has ceased to be true;

•

the value of a Shareholder’s Shares is less than an amount that the Board determines to be a minimum investment in the Fund, or more than an amount that the Board determines to be a maximum investment in the Fund; or

•	it would be in the best interests of the Fund for the Fund to repurchase the Shares.

In the event that the Adviser or one of its affiliates holds Shares in its capacity as a Shareholder, such Shares may be tendered for repurchase in connection with any repurchase offer made by the Fund.

Shares held by Shareholders may be transferred only under certain limited circumstances, with the written consent of the Board of Trustees or its delegatee (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances).

Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board of Trustees that the proposed transferee meets any requirements imposed by the Fund with respect to investor eligibility and suitability, and must be accompanied by transfer and other documentation that the Board of Trustees or its delegatee may reasonably request. The Board of Trustees may not consent to a transfer of Shares by a Shareholder unless such transfer is to a single transferee or after the transfer of a portion of the Shares, the balance of the account of each of the transferee and transferor is not less than $10,000. A Shareholder who transfers Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

Any transferee that acquires Shares in the Fund by operation of law as the result of the death, divorce, dissolution, bankruptcy or incompetency of a Shareholder or otherwise, shall be entitled to the allocations and distributions allocable to the Shares so acquired, to transfer the Shares in accordance with the terms of the Declaration of Trust and to tender the Shares for repurchase by the Fund.

By purchasing Shares, each Shareholder agrees to indemnify and hold harmless the Fund, the Board of Trustees, the Adviser, each other Shareholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from any transfer made by that Shareholder in violation of these provisions or any misrepresentation made by that Shareholder in connection with any such transfer.

Dividends will generally be paid at least annually on the Fund’s Shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the Investment Funds in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires dividend income.

It is anticipated that gains or appreciation in the Fund’s investments typically will be treated as ordinary income. Such amounts will generally be distributed at least annually and such distributions would be taxed as ordinary income dividends to Shareholders that are subject to U.S. income tax.

It is anticipated that substantially all of any taxable net capital gain realized on investments will be distributed to Shareholders at least annually. The net asset value of each Share that a Shareholder owns will be reduced by the amount of the distributions or dividends that a Shareholder actually or constructively receives from that Share.

Pursuant to the DRP established by the Fund, each Shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions and/or capital gains distributions, automatically reinvested in additional Shares. An election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gain distributions, in cash may be made by notice to the Fund or to a Shareholder’s intermediary (who should be directed to inform the Fund). A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A Shareholder whose Shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such Shareholder’s behalf as such nominee will be required to make any such election.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRP.

Shares will be issued pursuant to the DRP at their net asset value determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the Fund within the above time frame to be effective for that dividend or capital gain distribution. A Fund may terminate the DRP at any time upon written notice to the participants in the DRP. The Fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the Fund.